Overview and Summary of Significant Accounting Policies (Details)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) customer	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) customer generating_station mi MW	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) customer generating_station item segment mi MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Capitalized Computer Software, Gross							$ 91,700,000	$ 102,500,000
Service cost	$ 1,836,000	$ 1,836,000	$ 1,836,000	$ 1,754,000	$ 5,508,000	$ 5,263,000	7,018,000	8,314,000	$ 7,231,000
Interest cost	$ 6,326,000	6,326,000	6,327,000	6,454,000	$ 18,979,000	19,362,000	$ 25,815,000	$ 29,638,000	31,154,000
Ownership interest in IPALCO by AES U.S. Investments (percent)							82.40%
Ownership interest in IPALCO by CDPQ (percent)								17.70%
Number of customers	490,000				490,000		490,000
Distance of Furthest Customer from Indianapolis | mi					40		40
Number of generating stations | generating_station					4		4
Electric generation capability for winter, megawatts | MW							2,993
Electric generation capability for summer, megawatts | MW							2,878
Total other assets	$ 17,321,000				$ 17,321,000		$ 18,404,000	$ 16,197,000
Unbilled energy revenues							57,000,000	42,100,000
Operating revenues	355,314,000			361,339,000	1,014,048,000	1,012,373,000	1,347,430,000	1,250,399,000	1,321,674,000
Provision for doubtful accounts							4,100,000	4,300,000	$ 4,900,000
Loss contingencies accrued							$ 11,600,000	$ 5,600,000
Number of suppliers | item							3
Capitalized amount, rate							7.20%	8.10%	8.30%
Depreciation rate							4.30%	4.20%	4.10%
Depreciation expense							$ 213,400,000	$ 198,800,000	$ 185,900,000
Utility plant assets	3,949,958,000				$ 3,949,958,000		$ 3,880,918,000	3,441,367,000	2,857,000,000
Number of segments | segment							2
Outstanding receivables purchased amount								50,000,000
Capitalized Computer Software, Accumulated Amortization							$ 79,700,000	92,500,000
Capitalized Computer Software, Amortization							5,900,000	5,200,000	5,200,000
Capitalized Software, estimated amortization expense over remaining useful life							12,000,000
Capitalized software, estimated amortization expense for next twelve months							5,900,000
Capitalized software, estimated amortization expense in year two							5,900,000
Capitalized software, estimated amortization expense for year three							$ 200,000
Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of unit retired, megawatts | MW							90
Amount of New Operation for Battery Storage Unit, megawatts | MW					20		20
Eagle Valley [Member]
Significant Accounting Policies [Line Items]
Expected CCGT Output, megawatts | MW					671		671
Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage							66.00%
Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage							39.00%
Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Capitalized Computer Software, Gross							$ 91,700,000	102,500,000
Service cost	1,836,000	1,836,000	1,836,000	1,754,000	$ 5,508,000	5,263,000	7,018,000	8,314,000	7,231,000
Interest cost	$ 6,326,000	$ 6,326,000	$ 6,327,000	6,454,000	$ 18,979,000	19,362,000	$ 25,815,000	29,638,000	31,154,000
Number of customers | customer	490,000				490,000		490,000
Distance of Furthest Customer from Indianapolis | mi					40		40
Number of generating stations | generating_station					4
Electric generation capability for winter, megawatts | MW					2,996		2,993
Electric generation capability for summer, megawatts | MW					2,881		2,878
Total other assets	$ 12,377,000				$ 12,377,000		$ 13,239,000	10,963,000
Unbilled energy revenues							57,000,000	42,100,000
Operating revenues	355,314,000			$ 361,339,000	1,014,048,000	$ 1,012,373,000	1,347,430,000	1,250,399,000	1,321,674,000
Provision for doubtful accounts							4,100,000	4,300,000	$ 4,900,000
Loss contingencies accrued							$ 11,600,000	$ 5,600,000
Number of suppliers | item							3
Capitalized amount, rate							7.20%	8.10%	8.30%
Depreciation rate							4.30%	4.20%	4.10%
Depreciation expense							$ 213,400,000	$ 198,800,000	$ 185,900,000
Interest or penalties								0	0
Utility plant assets	$ 3,949,958,000				$ 3,949,958,000		3,880,918,000	3,441,367,000
Outstanding receivables purchased amount								50,000,000
Capitalized Computer Software, Accumulated Amortization							79,700,000	92,500,000
Capitalized Computer Software, Amortization							5,900,000	$ 5,200,000	$ 5,200,000
Capitalized Software, estimated amortization expense over remaining useful life							12,000,000
Capitalized software, estimated amortization expense for next twelve months							5,900,000
Capitalized software, estimated amortization expense in year two							5,900,000
Capitalized software, estimated amortization expense for year three							$ 200,000
Indianapolis Power And Light Company [Member] | Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of unit retired, megawatts | MW							90
Amount of New Operation for Battery Storage Unit, megawatts | MW					20		20
Indianapolis Power And Light Company [Member] | Eagle Valley [Member]
Significant Accounting Policies [Line Items]
Expected CCGT Output, megawatts | MW					671		671
Indianapolis Power And Light Company [Member] | Eagle Valley CCGT And Harding Street Refueling Project [Member]
Significant Accounting Policies [Line Items]
Capitalized amount, rate							7.10%	7.30%	7.60%
Indianapolis Power And Light Company [Member] | Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage							66.00%
Indianapolis Power And Light Company [Member] | Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage							39.00%
AES U.S. Investments [Member]
Significant Accounting Policies [Line Items]
Ownership interest in IPALCO by AES U.S. Investments (percent)	82.35%				82.35%
AES U.S. Holdings, LLC [Member]
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent	85.00%				85.00%		85.00%
CDPQ [Member]
Significant Accounting Policies [Line Items]
Ownership interest in IPALCO by AES U.S. Investments (percent)	17.65%				17.65%
Ownership Interest in Parent Company, Percent	15.00%				15.00%		15.00%
Physical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date							Dec. 10, 2018
Physical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date							Dec. 10, 2018
Clerical-Technical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date							Feb. 17, 2020
Clerical-Technical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date							Feb. 17, 2020
Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost							$ 400,000
Interest cost							5,300,000
Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost							400,000
Interest cost							5,300,000
Disaggregated Rate Approach [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost							7,018,000
Interest cost							25,815,000
Disaggregated Rate Approach [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost							7,018,000
Interest cost							25,815,000
Aggregate Rate Approach [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost							7,382,000
Interest cost							31,142,000
Aggregate Rate Approach [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost							7,382,000
Interest cost							31,142,000
Impact of Change [Member]
Significant Accounting Policies [Line Items]
Service cost							400,000
Interest cost							5,300,000
Impact of Change [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost							400,000
Interest cost							5,300,000
Impact of Change [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost							(364,000)
Interest cost							(5,327,000)
Impact of Change [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost							(364,000)
Interest cost							(5,327,000)
Maximum [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Outstanding receivables purchased amount							$ 50,000,000